Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Assets And Liabilities [Line Items]
Asset retirement obligations	$ 7,386	$ 6,238
Accrued expenses, allowance and other	9,755	3,266
Net operating loss carryforwards - Federal	142,920	122,791
Net operating loss carryforwards - State	13,097	10,174
Statutory depletion carryforwards	2,107	2,003
Alternative minimum tax credit carryforwards	308	308
Deferred tax assets, gross	175,573	144,780
Less valuation allowance	(11,858)	(4,864)
Deferred tax asset	163,715	139,916
Derivative instruments	(52,698)	(31,462)
Property and equipment	(125,737)	(77,288)
Inventories	(1,458)	(1,018)
Deferred tax liability	(179,893)	(109,768)
Net deferred tax asset (liability)	(16,178)	30,148
Less net current deferred tax asset (liability)	(23,704)	9,531
Long-term deferred tax asset	$ 7,526	$ 20,617